Summary of Significant Accounting Policies - Remaining Performance Obligations (Details) - USD ($) $ in Millions	Mar. 31, 2020	Dec. 31, 2019
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Remaining Performance Obligations
Transaction price allocated to remaining performance obligations		$ 135.6
Percentage expected to be recognized as revenue		89.00%
Expected to be recognized as revenue, period		24 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-04-01
Remaining Performance Obligations
Transaction price allocated to remaining performance obligations	$ 116.6
Percentage expected to be recognized as revenue	90.00%
Expected to be recognized as revenue, period	24 months